NEBRASKA MUNICIPAL FUND

Schedule of Investments – October 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.1%)

Education (11.4%)
NEBRASKA ST CLG 5.000% 07/01/2048 Callable @ 100.000 07/01/2033	1,000,000	$1,069,300
S E CMNTY CLG A COPS 5.000% 12/15/2043 Callable @ 100.000 12/15/2031	1,165,000	1,219,068
S E CMNTY CLG A COPS 5.000% 12/15/2048 Callable @ 100.000 12/15/2031	1,000,000	1,035,290
S E CMNTY CLG AREA 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	358,935
		3,682,593
General Obligation (59.1%)
AURORA BANS 5.000% 12/15/2028 Callable @ 100.000 05/15/2026	800,000	813,088
BELLEVUE 4.000% 09/15/2049 Callable @ 100.000 09/15/2029	1,000,000	923,640
BUTLER CO 5.000% 12/01/2043 Callable @ 100.000 12/01/2028	600,000	617,250
*CUMING CO SD #0020 4.000% 12/15/2044 Callable @ 100.000 05/29/2029	1,500,000	1,467,690
CUSTER CO SD #25 4.000% 12/15/2044 Callable @ 100.000 03/18/2029	500,000	478,695
DAVID CITY BANS C 4.350% 06/15/2026	500,000	500,155
DODGE CNTY SCH DIST 5.000% 12/15/2043 Callable @ 100.000 12/15/2033	675,000	728,952
DODGE CNTY SCH DIST 5.250% 12/15/2044 Callable @ 100.000 12/15/2033	210,000	232,107
DODGE CNTY SCH DIST 5.250% 12/15/2045 Callable @ 100.000 12/15/2033	300,000	329,736
DODGE CNTY SCH DIST 5.250% 12/15/2046 Callable @ 100.000 12/15/2033	395,000	432,529
DODGE CNTY SCH DIST 5.000% 12/15/2048 Callable @ 100.000 12/15/2033	740,000	789,284
DOUGLAS CO SD#0010 4.000% 12/15/2045 Callable @ 100.000 12/15/2034	1,500,000	1,449,015
DOUGLAS CO SD #59 3.500% 06/15/2043	500,000	429,915
DOUGLAS CNTY SD #66 4.375% 12/01/2043 Callable @ 100.000 12/01/2031	350,000	358,771
HALL CO 4.000% 12/15/2044 Callable @ 100.000 06/15/2029	800,000	764,880
HARTINGTON 4.500% 12/15/2040 Callable @ 100.000 06/15/2029	200,000	192,438
HENDERSON 4.600% 12/15/2034 Callable @ 100.000 12/15/2026	210,000	206,797
HENDERSON 4.850% 12/15/2036 Callable @ 100.000 12/15/2026	460,000	455,975
HENDERSON 5.100% 12/15/2038 Callable @ 100.000 12/15/2026	500,000	500,320
*KEARNEY 4.000% 05/15/2042 Callable @ 100.000 05/16/2027	720,000	696,737
*LA VISTA 5.000% 09/15/2043 Callable @ 100.000 03/15/2028	500,000	518,580
NANCE CO SD #30 4.000% 12/15/2044 Callable @ 100.000 06/15/2029	500,000	478,050
NANCE CO SD #30 4.125% 12/15/2049 Callable @ 100.000 06/15/2029	500,000	466,850
NEBRASKA CITY REV 4.150% 07/15/2033 Callable @ 100.000 07/15/2028	100,000	98,309
NEBRASKA CITY REV 5.000% 07/15/2038 Callable @ 100.000 07/15/2028	540,000	551,702
NEBRASKA CITY 4.000% 01/15/2036 Callable @ 100.000 02/22/2029	265,000	253,499
NEBRASKA CITY 4.350% 01/15/2039 Callable @ 100.000 02/22/2029	205,000	200,767
OTOE CO SD #501 4.500% 12/15/2043 Callable @ 100.000 11/01/2028	1,000,000	1,023,080
OTOE CO SD #501 4.750% 12/15/2047 Callable @ 100.000 11/01/2028	1,000,000	1,020,480
OTOE CO SD 0501 4.125% 12/15/2047 Callable @ 100.000 06/26/2029	500,000	483,500
WAHOO 4.750% 12/15/2033 Callable @ 100.000 08/15/2026	320,000	322,496
WAYNE 4.250% 12/15/2026 Callable @ 100.000 12/15/2024	750,000	750,405
YORK CO SD #0096 4.000% 12/15/2044 Callable @ 100.000 08/07/2029	625,000	617,419
		19,153,111
Housing (9.3%)
NE INVESTMENT FIN AUT 4.500% 09/01/2044 Callable @ 100.000 09/01/2033	1,000,000	989,990
NE INVESTMENT FIN AUT 4.700% 09/01/2049 Callable @ 100.000 09/01/2033	2,000,000	2,016,180
		3,006,170
Other Revenue (6.0%)
COLUMBUS REF 4.000% 06/15/2039 Callable @ 100.000 06/14/2029	1,000,000	979,880
OMAHA C 4.000% 04/15/2049 Callable @ 100.000 04/15/2034	1,000,000	958,820
		1,938,700
Utilities (11.3%)
CUSTER PUB PWR DT 4.125% 06/01/2039 Callable @ 100.000 06/01/2029	1,000,000	980,170
DAVID CITY REV 4.400% 12/15/2029 Callable @ 100.000 09/15/2026	135,000	135,830
DAVID CITY REV 4.550% 12/15/2034 Callable @ 100.000 09/15/2026	530,000	532,745
*NEBRASKA PUBLIC PWR 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,000,000	2,026,500
		3,675,245

TOTAL MUNICIPAL BONDS (COST: $31,551,456)		$31,455,819

OTHER ASSETS LESS LIABILITIES (2.9%)		$943,750

NET ASSETS (100.0%)		$32,399,569

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2024, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Nebraska Municipal Fund
Investments at cost	$31,551,456
Unrealized appreciation	365,097
Unrealized depreciation	(460,734)
Net unrealized appreciation (depreciation)*	$(95,637)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$31,455,819	$0	$31,455,819
Total	$0	$31,455,819	$0	$31,455,819